Statements of Cash Flows - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Cash flow from operating activities:
Net loss	$ (3,312)	$ (44,045)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for service	2,000	1,000
Expenses paid by stockholder and contributed as capital	312	33,289
Changes in operating assets and liabilities:
Prepaid expenses		(833)
Accounts payable		10,589
Accrued liabilities	1,000
Net cash used in operating activities
Cash flows from investing activities:
Net cash provided by investing activities
Cash flows from financing activities:
Common stock issued		595
Net cash provided by financing activities		595
Net change in cash		595
Cash at the beginning of the year
Cash at the end of the year		595
Cash paid for:
Interest
Taxes
Non-cash investing and financing activities:
2,100,000 shares of common stock subscribed to at par value		210
Prepaid expenses paid on behalf of Company by stockholder		$ 48,250